Equity Incentive Plans (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 07, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		515,000
Grant date fair value | $ / shares		$ 18.88
Share based compensation | $		$ 2,571,000	$ 2,451,000
Amortization expense reversed, included in General and administrative expenses | $		17,427,000	14,991,000
Total unrecognised compensation cost relating to restricted share		$ 8,352,000
Weighted average remaining term for non-vested restricted share awards		8 months 26 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award percentage		5.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award percentage		10.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest					400,000
Amortization expense for RSUs expected to vest | $ | $					$ 1,235,000
Amortization expense reversed, included in General and administrative expenses | $			$ 1,235,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative Bunker Saving threshold		$ 250,000,000
Fleet performance indices				$ 120,000,000
Equity Incentive Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	515,000
Number of shares granted	515,000
Grant date fair value | $ / shares	$ 18.88
Equity Incentive Plan 2021 [Member] | Vest In September 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest	401,750
Equity Incentive Plan 2021 [Member] | Vest In June 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest	56,625
Equity Incentive Plan 2021 [Member] | Vest In June 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest	56,625